UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21162

Name of Fund: BlackRock Basic Value Principal Protected Fund of
              BlackRock Principal Protected Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

BlackRock Basic Value Principal Protected Fund of
BlackRock Principal Protected Trust
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                 Industry                           Shares    Common Stocks                                  Value         Percent
----------------------------------------------------------------------------------------------------------------------------------
Above-Average    Diversified                        57,740    AT&T Inc.                                 $   2,211,442        1.9 %
Yield            Telecommunication Services
                 Metals & Mining                    49,399    Alcoa, Inc.                                   1,781,328        1.5
                 Semiconductors &                   32,600    Analog Devices, Inc.                            962,352        0.8
                 Semiconductor Equipment
                 Capital Markets                    47,372    The Bank of New York Mellon Corp.             1,976,834        1.7
                 Pharmaceuticals                   177,900    Bristol-Myers Squibb Co.                      3,789,270        3.2
                 Oil, Gas &                         21,100    Chevron Corp.                                 1,801,096        1.5
                 Consumable Fuels
                 Multi-Utilities                    25,500    Dominion Resources, Inc.                      1,041,420        0.9
                 Chemicals                          10,600    The Dow Chemical Co.                            390,610        0.3
                 Chemicals                          49,400    E.I. du Pont de Nemours & Co.                 2,309,944        1.9
                 Oil, Gas &                         54,800    Exxon Mobil Corp.                             4,634,984        3.9
                 Consumable Fuels
                 Industrial Conglomerates           76,000    General Electric Co.                          2,812,760        2.4
                 Food Products                      36,300    General Mills, Inc.                           2,173,644        1.8
                 Pharmaceuticals                    21,050    GlaxoSmithKline Plc (a)                         893,152        0.8
                 Aerospace & Defense                20,400    Honeywell International, Inc.                 1,150,968        1.0
                 Diversified Financial Services     75,332    JPMorgan Chase & Co.                          3,235,509        2.7
                 Pharmaceuticals                    16,100    Johnson & Johnson                             1,044,407        0.9
                 Pharmaceuticals                    77,200    Pfizer, Inc.                                  1,615,796        1.4
                 Electric Utilities                 35,400    The Southern Co.                              1,260,594        1.1
                 Diversified                        50,500    Verizon Communications, Inc.                  1,840,725        1.6
                 Telecommunication Services
                 Pharmaceuticals                    26,800    Wyeth                                         1,119,168        0.9
                                                                                                        --------------------------
                                                                                                           38,046,003       32.2
----------------------------------------------------------------------------------------------------------------------------------
Below-Average    Insurance                          60,800    American International Group, Inc.            2,629,600        2.2
Price/Earnings   Diversified Financial Services     48,156    Bank of America Corp.                         1,825,594        1.5
Ratio            Health Care Providers & Services   12,100    Cardinal Health, Inc.                           635,371        0.5
                 Diversified Financial Services     41,100    Citigroup, Inc.                                 880,362        0.7
                 Computers & Peripherals            39,100    Hewlett-Packard Co.                           1,785,306        1.5
                 Food Products                      71,400    Kraft Foods, Inc.                             2,214,114        1.9
                 Insurance                          14,200    MetLife, Inc.                                   855,692        0.7
                 Capital Markets                    46,600    Morgan Stanley                                2,129,620        1.8
                 Aerospace & Defense                21,200    Northrop Grumman Corp.                        1,649,572        1.4
                 Insurance                          11,400    Prudential Financial, Inc.                      892,050        0.8
                 Insurance                          57,334    The Travelers Cos., Inc.                      2,743,432        2.3
                 Food Products                      87,100    Unilever NV (a)                               2,937,883        2.5
                 IT Services                       222,100    Unisys Corp. (b)                                983,903        0.8
                 Office Electronics                169,900    Xerox Corp.                                   2,543,403        2.2
                                                                                                        --------------------------
                                                                                                           24,705,902       20.8
----------------------------------------------------------------------------------------------------------------------------------
Low Price-to-    Oil, Gas & Consumable Fuels        17,100    Anadarko Petroleum Corp.                      1,077,813        0.9
Book Value       Food Products                      17,500    Archer-Daniels-Midland Co.                      720,300        0.6
                 Machinery                          18,700    Deere & Co.                                   1,504,228        1.3

BlackRock Basic Value Principal Protected Fund of
BlackRock Principal Protected Trust
Schedule of Investments March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                 Industry                           Shares    Common Stocks                                  Value         Percent
----------------------------------------------------------------------------------------------------------------------------------
                 Semiconductors &                   64,800    Fairchild Semiconductor
                 Semiconductor Equipment                      International, Inc. (b)                   $     772,416        0.7 %
                 Energy Equipment & Services        60,400    Halliburton Co.                               2,375,532        2.0
                 Insurance                          20,700    Hartford Financial Services Group, Inc.       1,568,439        1.3
                 Household Products                 30,900    Kimberly-Clark Corp.                          1,994,595        1.7
                 Semiconductors &                  424,300    LSI Corp. (b)                                 2,100,285        1.8
                 Semiconductor Equipment
                 Semiconductors &                  257,600    Micron Technology, Inc. (b)                   1,537,872        1.3
                 Semiconductor Equipment
                 Aerospace & Defense                41,700    Raytheon Co.                                  2,694,237        2.3
                 Household Durables                  4,700    Sony Corp. (a)                                  188,329        0.2
                 Computers & Peripherals            48,900    Sun Microsystems, Inc. (b)                      759,417        0.6
                 Media                             209,600    Time Warner, Inc.                             2,938,592        2.5
                 Electronic Equipment &              6,200    Tyco Electronics Ltd.                           212,784        0.2
                 Instruments
                 Industrial Conglomerates           25,425    Tyco International Ltd.                       1,119,971        0.9
                 Media                              43,200    Walt Disney Co.                               1,355,616        1.1
                 Commercial Banks                   17,800    Wells Fargo & Co.                               517,980        0.4
                                                                                                        --------------------------
                                                                                                           22,665,990       19.8
----------------------------------------------------------------------------------------------------------------------------------
Price-to-Cash    Oil, Gas & Consumable Fuels        11,600    Peabody Energy Corp.                            591,600        0.5
Flow             Diversified                       274,300    Qwest Communications International Inc.       1,242,579        1.0
                 Telecommunication Services                                                             --------------------------
                                                                                                            1,834,179        1.6
----------------------------------------------------------------------------------------------------------------------------------
Special          Energy Equipment & Services        83,300    BJ Services Co.                               2,374,883        2.0
Situations       Health Care Equipment & Supplies   15,500    Baxter International, Inc.                      896,210        0.8
                 Health Care Equipment & Supplies   30,925    Covidien Ltd.                                 1,368,431        1.2
                 Semiconductors &                   90,200    Intel Corp.                                   1,910,436        1.6
                 Semiconductor Equipment
                 Computers & Peripherals            25,600    International Business Machines Corp.         2,947,584        2.5
                 Pharmaceuticals                    74,900    Schering-Plough Corp.                         1,079,309        0.9
                 Energy Equipment & Services         6,142    Transocean, Inc.                                830,398        0.7
                                                                                                        --------------------------
                                                                                                           11,407,251        9.7
----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks
                                                              (Cost - $81,582,044)                         99,431,741       84.1
----------------------------------------------------------------------------------------------------------------------------------

                                                       Par
                                                     (000)    U.S. Government Obligations
----------------------------------------------------------------------------------------------------------------------------------
                                                  $ 19,311    U.S. Treasury Strips, 2.39%,
                                                              11/15/09 (c)                                 18,824,228       15.9
----------------------------------------------------------------------------------------------------------------------------------
                                                              Total U.S. Government
                                                              Obligations (Cost - $18,586,895)             18,824,228       15.9
----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments
                                                              (Cost - $100,168,939*)                      118,255,969      100.0

                                                              Liabilities in Excess of Other Assets           (48,043)       0.0
                                                                                                        --------------------------
                                                              Net Assets                                $ 118,207,926      100.0 %
                                                                                                        ==========================

BlackRock Basic Value Principal Protected Fund of
BlackRock Principal Protected Trust
Schedule of Investments March 31, 2008 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments, as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 102,530,454
                                                                  =============
      Gross unrealized appreciation                               $  20,848,207
      Gross unrealized depreciation                                  (5,122,692)
                                                                  -------------
      Net unrealized appreciation                                 $  15,725,515
                                                                  =============

(a)   Depositary receipts.
(b)   Non-income producing security.
(c)   Separately Traded Registered Interest and Principal of Securities
      (STRIPS).
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Basic Value Principal Protected Fund of
    BlackRock Principal Protected Trust

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Basic Value Principal Protected Fund of
    BlackRock Principal Protected Trust

Date: May 22, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Basic Value Principal Protected Fund of
    BlackRock Principal Protected Trust

Date: May 22, 2008